SHARE-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation [Line Items]
Schedule of Fair Value Options Granted Using Black-Scholes Option Pricing Model
	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in U.S. dollars)

Outstanding at January 1, 2026	627	2,417.71	8.39	-
Granted	4,273	16.5	9.63	-
Outstanding at March 31, 2026	4,900	323.76	9.41	-

Exercisable at March 31, 2026	627	2,417.71	8.39	-

Vested and expected to vest at March 31, 2026	4,900	323.76	9.41	-

Schedule of Share-Based Compensation Expense
	Three months ended March 31
	2026	2025
Research and development	$130	$-
General and administrative	215	21
	$345	$21

	Year ended December 31
	2025	2024
Research and development	$-	$2,424
General and administrative	$134	3,438
	$134	$5,862

Options granted [Member]
Share-Based Compensation [Line Items]
Schedule of Stock-Based Compensation Activity
	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in U.S. dollars)

Outstanding at December 31, 2024	161	8,974.7	7.19	-
Granted	469	189	9.12	-
Exercised	(1)	1.1	-	20.65
Forfeited	-	-	-	-
Expired	(2)	9,075.34	-	-
Outstanding at December 31, 2025	627	2,417.71	8.39	-

Exercisable at December 31, 2025	158	9,033.32	6.24	-

Vested and expected to vest at December 31, 2025	627	2,417.71	8.39	-

Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Schedule of Stock-Based Compensation Activity
	Number of RSU’s	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2024	-	-
Changes during the year:
Granted	397	9.12
Vested	-	-
Forfeited	-	-
Outstanding at December 31, 2025	397	9.12

Schedule of Fair Value Options Granted Using Black-Scholes Option Pricing Model
Expected volatility	74.82%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	67%
Expected time to IPO (including de-SPAC transaction) (years)	0.137
Probability of other liquidation events	33%
Expected time to liquidation (years)	2.25
Expected return on Equity	22%